Debt (Schedule of Initial Outstanding Amounts Under New Credit Facility) (Detail) - USD ($) $ in Thousands		Mar. 31, 2017	Mar. 21, 2017
Debt Instrument [Line Items]
Unamortized issuance costs	[1]	$ (1,649)
Long-term debt			$ 268,125
New Term Loan
Debt Instrument [Line Items]
New Credit Facility		149,255	149,250	[2]
New Revolver
Debt Instrument [Line Items]
New Credit Facility		120,000	120,000
Unamortized issuance costs		$ (1,649)	$ (1,125)	[2]

[1]	Debt issuance costs are presented as a direct deduction from debt rather than an asset pursuant to recent accounting guidance. See table below.
[2]	Upfront fees of 0.5% were paid to the lenders under the New Credit Facility. The amount paid in connection with the New Term Loan is reflected as a discount on the loan and will be amortized under the effective interest method. The amount paid in connection with the New Revolver will be reflected as a reduction to the liability whenever outstanding borrowings exceed the remaining unamortized issuance costs, otherwise such amount will be reflected as an asset. The issuance cost related to the New Revolver will be amortized ratably over the life of the facility.